Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Undiscounted Future Minimum Rental Payment Under Non-Cancelable Operating Leases

The aggregate undiscounted future minimum rental payments under these leases as of December 31, 2016 were as follows (in thousands):

Year Ending December 31,	Amounts
2017	$2,693
2018	3,422
2019	3,472
2020	3,562
2021	2,709
Thereafter	5,079

Total minimum lease payments	$20,937